SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY

NOTE 9 - SHAREHOLDERS' EQUITY

a.	Share capital:

On September 2, 2013, the Company's shareholders approved an increase in its authorized share capital to an aggregate of NIS 1 million divided into 100 million ordinary shares. On September 12, 2013, the Company effected a bonus share distribution under which: (i) 67 bonus shares were issued for each share outstanding prior to such distribution; and (ii) the conversion rate for each preferred share, option and warrant was adjusted to reflect such bonus share distribution.

1)	Ordinary shares

The ordinary shares confer upon their holders voting rights and the right to participate in shareholders' meetings (the holders of shares of NIS 0.01 par values are entitled to one vote per share), the right to receive profits and the right to share in excess assets upon liquidation of the Company.

2)	Preferred shares

Until the closing of the IPO (see Note 2), the A, B, B1 and B2 preferred shares conferred upon their holders voting rights similar to the ordinary shares and the right to participate in dividends in priority to holders of ordinary shares. In addition, the holders of preferred shares had additional preferential rights including liquidation, conversion and other rights as defined. Upon the closing of the IPO, all outstanding preferred shares were converted into ordinary shares and accordingly the former preferred shareholders are no longer entitled to such preferential rights.

3)	Share Purchase Agreement (“SPA”)

In September 2011, the Company signed an SPA with certain of its shareholders. Following this SPA and certain amendments signed by the Company, certain shareholders invested in the Company, during the years 2011 through 2013, a total of $12.5 million in exchange for Series B2 Preferred shares NIS 0.01 par value and at a price per share equal to $5.34.

In addition, the Company issued to each of the investors warrants to purchase additional Series B2 Preferred shares amounting to 20% of the number of Series B2 Preferred shares purchased by them as part of the investment round.

Upon the closing of the IPO (see Note 2), all warrants issued to the Company's former preferred shareholders were exercised for preferred shares on a cashless and non-cashless basis, in consideration of $1.3 million, with respect to the non-cashless exercise only. The underlying preferred shares subsequently converted into ordinary shares.

b.	Option plans

In 2001, 2003 and 2013 the Company's Board of Directors approved option plans for employees, directors and service providers (the "Plans"). Through December 31, 2015, the Company granted as part of the Plans 4,838,924 options, 165,580 restricted shares and 445,147 restricted share units (see d. below) to employees, directors and service providers. Each option is exercisable into one ordinary share of NIS 0.01 par value. On December 31, 2015, 132,476 shares were available for issuance upon grants of options or restricted shares or restricted share units under the Plans.

From the effective date of grant options generally vest over a 4-year period 25% each year. In addition, at December 31, 2015, there are 62,782 outstanding options, which are also subject to performance conditions that were not met as of December 31, 2015. Immediately upon exercise, the ordinary shares issued will have the same rights as all other ordinary shares. In general, any option not exercised within 10 years from the grant date or within three months from the termination of employment will expire, unless extended by the Board of Directors.

The Plans with respect to Israeli employees are intended to be governed by the terms stipulated by Section 102 of the Israeli Income Tax Ordinance. In accordance with the capital gain track chosen by the Company and pursuant to the terms thereof, the Company is not allowed to claim, as an expense for tax purposes, the amounts credited to employees as a benefit, including amounts recorded as salary benefits in the Company's accounts, in respect of options granted to employees under the Plan - with the exception of the work-income benefit component, if any, determined on the grant date. Options granted to employees from other countries are subject to similar terms with certain changes required for local regulations.

The fair value of options granted during the years ended December 31, 2015, 2014 and 2013 was $2.75, $3.57 and $2.02, respectively.

The fair value of each option granted is estimated on the date of grant using the binomial option-pricing model, with the following assumptions:

	Year ended December 31
	2015	2014	2013
Dividend yield	0%	0%	0%
Expected volatility	64%	71%	67%
Risk-free interest rate	2.07%	2.44%	1.8%
Contractual term	10 years	10 years	10 years
Early exercise multiple	178% – 203%	178% – 203%	215% – 246%

The expected volatility is based on the historical volatility of comparable companies. The risk-free interest rate assumption is derived from the interest curve for U.S. government bonds for periods corresponding to the life term of the option on the grant date. The early exercise multiple was based on data of comparable companies.

The total unrecognized compensation cost of options granted to employees, directors and service providers (not including compensation cost in respect of restricted shares, see d. below) at December 31, 2015 is $1,677,000 which is expected to be recognized over a period of 3 years.

A summary of share option plans (excluding restricted shares information, see d. below), and related information, under all of the Company's equity incentive plans for the years ended December 31, 2015, 2014 and 2013 are as follows:

Options granted to employees, directors and service providers:

	Year ended December 31
	2015		2014		2013
	Number of shares upon exercise	Weighted average exercise price*	Number of shares upon exercise	Weighted average exercise price*	Number of shares upon exercise	Weighted average exercise price*
Outstanding at the beginning of the year	1,587,612	6.64	1,967,784	2.51	1,866,940	2.13
Granted	347,563	7.38	554,433	13.76	174,420	6.02
Exercised	(175,482)	3.04	(908,169)	1.94	(47,940)	0.15
Forfeited	(87,009)	12.55	(26,436)	9.73	(25,636)	3.12
Outstanding at the end of the year	1,672,684	6.87	1,587,612	6.64	1,967,784	2.51
Exercisable at the end of the year	987,568	4.22	1,039,011	2.87	1,747,532	2.29

*	In dollars per share.

The following table summarizes information concerning outstanding and exercisable options as of December 31, 2015:

	Options outstanding			Options exercisable
Exercise prices*	Shares upon exercise of options outstanding at end of year	Weighted average remaining contractual life	Aggregate intrinsic value (U.S. dollars in thousands)	Shares upon exercise of options outstanding at end of year	Weighted average remaining contractual life	Aggregate intrinsic value (U.S. dollars in thousands)
0.0001	47,600	1.79	467	47,600	1.79	467
1.47	193,800	2.62	1,614	193,800	2.62	1,614
3.12	528,946	4.91	3,533	528,946	4.91	3,533
5.34	89,778	7.26	400	89,778	7.26	400
6.97	185,820	9.03	526	-	-	-
7.84	140,162	9.01	275	-	-	-
8.35	3,750	9.58	6	-	-	-
13.76	469,228	8.62	-	120,644	8.62	-
14	13,600	7.76	-	6,800	7.76	-
	1,672,684	6.56	6,821	987,568	5.00	6,014

*	In dollars per share

The aggregate intrinsic value in the above table represents the total pre-tax intrinsic value, based on the Company's closing share price of $9.80 on December 31, 2015, less the exercise price. This represents the potential amount receivable by the option holders had all option holders exercised their options as of such date.

c.	Restricted shares and restricted share units

In August 2013, the Company's Board of Directors approved a grant of 156,060 restricted shares to the current Chairman of the Board of Directors. The restricted shares are subject to vesting over four years commencing on March 31, 2013 and to other vesting milestones as follows: (i) the vesting of 104,040 restricted shares is subject to the occurrence of a change of control event, as defined; and (ii) the vesting of 52,020 restricted shares is subject to: (a) the occurrence of a change of control event, as defined and (b) the achievement of a market cap milestone, as defined. Following the closing of the IPO, the change in control event occurred and accordingly, the 104,040 restricted shares will vest according to their vesting schedule. In addition, the market cap milestone was met after year-end and the 52,020 restricted shares will vest according to their vesting schedule.

The fair value of restricted shares is estimated based on the market value of the Company's stock on the date of grant. The Company recorded an expense of $412,000, $412,000 and $377,000 for the years ended December 31 2015, 2014 and 2013, respectively in respect of such restricted shares. The total unrecognized compensation expense in respect of such restricted shares at December 31, 2015 is $514,000, which is expected to be recognized over a period of 1.25 years.

In November 2013, in connection with the closing of the IPO, the Company's Board of Directors approved a grant of 9,520 fully vested restricted shares to the previous Vice Chairman of the Board of Directors. The Company recorded an expense of $294,000 in the fourth quarter of 2013 in respect of such restricted shares. Such shares were issued in January 2014.

In August 2014, the Company's Board of Directors approved a grant of 277,249 restricted share units to the Company's employees. The restricted share units are subject to vesting over four years commencing on August 15, 2014. The fair value of these restricted share units is estimated based on the market value of the Company's stock on the date of award. The Company recorded an expense of $397,000 and $170,000 for the years ended December 31, 2015 and 2014, respectively in respect of such restricted share units. The total unrecognized compensation expense in respect of such restricted shares units at December 31, 2015 is $1,042,000, which is expected to be recognized over a period of 2.6 years.

In January and February 2015, the Company granted 160,398 restricted share units to the Company's employees of which 129,007 are subject to vesting over four years commencing on January 1, 2015 and 31,391 are also subject to performance conditions that were not met as of December 31, 2015. The fair value of the 129,007 restricted share units is estimated based on the market value of the Company's stock on the date of award. The Company recorded an expense of $153,000 in the year ended December 31, 2015 in respect of such restricted share units. The total unrecognized compensation expense in respect of such restricted shares units at December 31, 2015 is $482,000, which is expected to be recognized over a period of 3 years.

In February and July 2015, the Company granted 7,500 restricted share units to two of its directors. The restricted share units will vest upon the Company's annual meeting of shareholders in 2016. The fair value of these restricted share units is estimated based on the market value of the Company's stock on the date of award. The Company recorded an expense of $24,000 in the year ended December 31, 2015 in respect of such restricted share units. The total unrecognized compensation expense in respect of such restricted shares units at December 31, 2015 is $21,000, which is expected to be recognized in 2016.

A summary of restricted share units' information for the year ended December 31, 2015:

Number of restricted share units upon exercise
Outstanding at the beginning of the year	269,231
Granted	167,898
Vested	(60,344)
Forfeited	(43,511)
Outstanding at the end of the year	333,274

d.	Share based compensation expense:

The following table illustrates the effect of share-based compensation (including restricted shares and restricted share units information) expense on the consolidated statement of operations and comprehensive income:

	Year ended December 31
	2015	2014	2013

	U.S.dollars in thousands
Cost of revenues	$108	$51	$32
Research and development expenses -net	255	103	56
Selling and marketing expenses	362	146	77
General and administrative expenses	908	552	944
	$1,633	$852	$1,109

e.	Accumulated other comprehensive loss:

	December 31
	2015	2014	2013

	U.S.dollars in thousands
Unrealized loss on marketable securities*	$(284)	$(125)
Currency translation adjustment	(275)	(177)	$25
Unrealized gain (loss) from cash flow hedge**	88	238	(90)
	$(471)	$(64)	$(65)

*
In the year ended December 31, 2015, an amount of $108,000 in respect of unrealized loss from marketable securities was reclassified from accumulated other comprehensive income into financial expenses.

**
In the year ended December 31, 2014, amounts of $60,000 and $470,000 in respect of unrealized gain (loss) from cash flow hedge were reclassified from accumulated other comprehensive income into financial income and revenues, respectively.

In the year ended December 31, 2015, an amount of $939,000 in respect of unrealized gain from cash flow hedge was reclassified from accumulated other comprehensive income into revenues.